Risk Management - Collateral and Other Enhancements (Details) $ in Millions	Dec. 31, 2018 CLP ($) item	Dec. 31, 2017 CLP ($)
Guarantee values
Number of collateral assets | item	225,191
Fair value of loans covered by collateral
Value of guarantees, classified as impaired	$ 85,721	$ 102,014
Value of guarantees, classified as non-impaired	295,634	358,967
Loans to customers
Guarantee values
Maximum exposure to credit risk	27,926,632	25,451,513
Fair value of loans covered by collateral
Mortgages	13,391,818	12,018,604
Pledge	107,400	102,620
Securities	455,039	472,672
Warrants	2,263	3,381
Others	313,149	320,810
Net collateral	14,269,669	12,918,087
Net exposure	13,656,963	12,533,426
Corporate lending
Guarantee values
Maximum exposure to credit risk	11,705,859	9,775,740
Fair value of loans covered by collateral
Mortgages	2,589,429	2,269,716
Pledge	75,105	72,893
Securities	423,556	438,595
Warrants	2,263	3,381
Others	221,919	243,961
Net collateral	3,312,272	3,028,546
Net exposure	8,393,587	6,747,194
Small business loans
Guarantee values
Maximum exposure to credit risk	3,732,539	4,185,078
Fair value of loans covered by collateral
Mortgages	2,977,286	2,543,343
Pledge	31,270	28,699
Securities	28,974	32,034
Others	71,140	58,255
Net collateral	3,108,670	2,662,331
Net exposure	623,869	1,522,747
Consumer loans
Guarantee values
Maximum exposure to credit risk	4,436,161	4,013,459
Fair value of loans covered by collateral
Mortgages	332,030	283,091
Pledge	967	938
Securities	2,244	1,776
Others	20,090	18,594
Net collateral	355,331	304,399
Net exposure	4,080,830	3,709,060
Mortgage loans
Guarantee values
Maximum exposure to credit risk	8,052,073	7,477,236
Fair value of loans covered by collateral
Mortgages	7,493,073	6,922,454
Pledge	58	90
Securities	265	267
Net collateral	7,493,396	6,922,811
Net exposure	$ 558,677	$ 554,425